Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
NET INCOME	R$ 1,149,321	R$ 5,048,602	R$ 3,909,750
Gain (losses) on actuarial liabilities
Post employment benefits	291,740	246,626	(271,345)
Taxes on other comprehensive income	(88,548)	(93,881)	92,190
Items that may be reclassified to profit or loss
Adjustments related to financial assets	10,295
Taxes on other comprehensive income	(3,500)
Total other comprehensive income, net of taxes	209,987	152,745	(179,155)
TOTAL COMPREHENSIVE INCOME	1,359,308	5,201,347	3,730,595
Attributable to controlling shareholders - continuing operations	1,319,273	3,919,798	3,645,033
Attributable to controlling shareholders - discontinued operations		1,185,376	80,221
Attributed to non-controlling shareholders - continuing operations	R$ 40,035	R$ 96,173	R$ 5,341